DWS Treasury Portfolio Average Annual Total Returns - Investment Class Shares [Member] - Investment Class Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	2.88%	1.77%
Performance Inception Date	May 21, 2007